Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds From Sale Of Property Plant And Equipment [Abstract]
Depreciation and Amortization expense	$ 1.9	$ 1.5	$ 1.0